STOCKHOLDERS' DEFICIENCY (Equity Financing) (Details)		1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 10, 2014 USD ($)	May 31, 2016 USD ($) $ / shares shares	May 31, 2015 USD ($) $ / shares $ / security shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Mar. 31, 2016 USD ($) $ / shares $ / security shares	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2014 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement | shares		999,700
Shares issued, value		$ 99,970		$ 165,030
Proceeds from sale of common stock and warrants, net				$ 165,030	$ 1,291,574	$ 1,291,574
Fair value of warrants accounted for as derivatives	$ 940,549
Exercise price of warrants | $ / shares				$ 0.55		$ 3.50	$ 3.90	$ 4.10
Value of warrants issued, derivative liability			$ 1,694,651
Adjustments to additional paid in capital, warrants issued				$ 35,014		$ 182,072	$ 432,772
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement | shares				2,650,000		500,000
Shares issued, value				$ 2,650		$ 500
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants | shares			40,000
Exercise price of warrants | $ / shares			$ 3.75
Exercise term of warrants issued			5 years
Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement | shares		2,650,000	500,000
Number of shares called by exercise of warrants | shares		7,950,000	1,250,001
Proceeds from sale of common stock and warrants, gross			$ 1,500,000
Shares issued, price per share | $ / shares		$ 0.10	$ 3.00
Payments of stock issuance costs			$ 208,426
Proceeds from sale of common stock and warrants, net		$ 265,000	1,291,574
Exercise price of warrants | $ / shares		$ 0.17
Exercise term of warrants issued		6 months
Value of warrants issued, derivative liability			1,694,651
Adjustments to additional paid in capital, warrants issued			$ 408,077
Securities Purchase Agreement Warrants, Series A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants | shares			500,000
Exercise price of warrants | $ / shares			$ 4.50
Exercise term of warrants issued			5 years
Minumum exercise price for automatic reset provision | $ / security			2.00			2.00
Securities Purchase Agreement Warrants, Series B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants | shares			500,000
Exercise price of warrants | $ / shares			$ 3.50
Exercise term of warrants issued			9 months
Securities Purchase Agreement Warrants, Series C [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants | shares			250,000
Exercise price of warrants | $ / shares			$ 4.00
Exercise term of warrants issued			1 year